Subsequent Events	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
Subsequent Events
16.
Subsequent Events

Financing and Capital Activity

During the period from January 1, 2025 through March 21, 2025, the Company repurchased $0.1 billion of common stock through its share repurchase plan.

During the period from January 1, 2025 through March 21, 2025, the Company repaid $0.3 billion of net borrowings on its unsecured line of credit.

Asset Dispositions

During the period from January 1, 2025 through March 21, 2025, the Company received $0.2 billion of net proceeds from sales of investments in real estate.

Reportable Segment Changes

As of January 1, 2025, the Company operates in five reportable segments: Multifamily, Industrial, Office, Other, and Investments in Real Estate Debt. As of January 1, 2025, the Single-Family Rental properties and Self-Storage properties segments were combined within the Other properties segment and previous amounts have been recasted to conform with current period presentation.